Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - Details of Due Dates of Payments to Suppliers [Member] - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Supplier Details[ Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	$ 2,426,773	$ 2,586,181
Suppliers For Energy Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,407,113	1,264,284
Suppliers For Fuel And Gas Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	26,936	19,296
Accounts Payable For Asset Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	27,919	124,523
Accounts Payable For Goods And Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	964,805	920,363
Accounts Payable With Cammesa Edesur [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		257,715
Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	2,351,697	2,399,970
Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,714,299	1,616,922
Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	302,626	378,576
Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	33,583	72,044
Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	14,900	21,605
Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	114,781	89,077
Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	171,508	221,746
Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	73,076	186,211
Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	72,804	37,193
Overdue Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	272	149,018
Goods [Member] | Supplier Details[ Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	254,758	234,099
Goods [Member] | Suppliers For Energy Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	94,284
Goods [Member] | Suppliers For Fuel And Gas Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	19,102
Goods [Member] | Accounts Payable For Asset Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	16,670	124,523
Goods [Member] | Accounts Payable For Goods And Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	124,702	109,576
Goods [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	250,549	231,010
Goods [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	181,353	155,973
Goods [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	51,522	52,423
Goods [Member] | Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	6,192	13,428
Goods [Member] | Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,088	4,111
Goods [Member] | Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	10,394	469
Goods [Member] | Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		4,606
Goods [Member] | Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	2,209	3,089
Goods [Member] | Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	2,209	3,089
Services [Member] | Supplier Details[ Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	707,737	708,456
Services [Member] | Suppliers For Energy Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	59,014
Services [Member] | Suppliers For Fuel And Gas Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	7,834
Services [Member] | Accounts Payable For Asset Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	381
Services [Member] | Accounts Payable For Goods And Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	640,508	708,456
Services [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	636,870	673,919
Services [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	424,827	434,459
Services [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	167,440	182,756
Services [Member] | Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	24,320	32,421
Services [Member] | Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	10,437	6,679
Services [Member] | Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	5,528	5,715
Services [Member] | Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	4,318	11,889
Services [Member] | Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	70,867	34,537
Services [Member] | Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	70,595	34,104
Services [Member] | Overdue Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	272	433
Other [Member] | Supplier Details[ Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,464,278	1,643,626
Other [Member] | Suppliers For Energy Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,253,815	1,264,284
Other [Member] | Suppliers For Fuel And Gas Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		19,296
Other [Member] | Accounts Payable For Asset Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	10,868
Other [Member] | Accounts Payable For Goods And Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	199,595	102,331
Other [Member] | Accounts Payable With Cammesa Edesur [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		257,715
Other [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,464,278	1,495,041
Other [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,108,119	1,026,490
Other [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	83,664	143,397
Other [Member] | Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	3,071	26,195
Other [Member] | Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	3,375	10,815
Other [Member] | Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	98,859	82,893
Other [Member] | Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	$ 167,190	205,251
Other [Member] | Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		148,585
Other [Member] | Overdue Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		$ 148,585